The Company (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
The Company [Abstract]
Incurred net loss	$ (4,562,295)	$ (5,379,582)
Accumulated deficit	$ (13,624,361)	$ (9,062,066)